Business Combinations (Details 5) (LPA [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
LPA [Member]
Continuing Operations
Revenues	$ 535,202
Net income	$ 16,569
Diluted earnings per share	$ 1.79